Warrant Liability (Details) - Schedule of Key Inputs into the Black-Scholes Model	Dec. 31, 2023	Dec. 31, 2022	Dec. 09, 2022
USD | Share Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant liability	0.91	1.25	10.47
USD | Risk Free Interest Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant liability	3.95	4	3.8
USD | Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant liability	5.7	5.7	5.7
USD | Exercise Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant liability	11.5	11.5	11.5
USD | Warrant Life (yr) [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant liability	3.92	4.92	4.97
RMB | Share Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant liability	6.45	8.71
RMB | Risk Free Interest Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant liability	3.95	4
RMB | Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant liability	5.7	5.7
RMB | Exercise Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant liability	81.45	80.09
RMB | Warrant Life (yr) [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant liability	3.92	4.92